Related party transactions	6 Months Ended
Jun. 30, 2012
Related Party Transactions [Abstract]
Related party transactions

17.	Related party transactions

(a)	The following expenses were accrued/paid to directors, officers, significant shareholders and the spouse of a director of the Company:

	Three months ended		Six months ended
		June 30,		June 30,
	2012	2011	2012	2011
	$	$	$	$

Directors' fees	22,273	23,256	59,739	46,075
Management fees	283,091	301,389	614,424	589,691
Bonuses	-	-	-	50,708
Secretarial	8,909	9,302	17,901	18,430
	314,274	333,947	692,064	704,904

(b)	As at June 30, 2012, the Company had an accounts receivable of $47,097 (June 30, 2011 - $43,589) from the Chief Executive Officer of the Company.

(c)	As at June 30, 2012, the Company advanced directors fees of $7,360 (June 30, 2011 - $7,232).

Related party transactions are measured at the exchange amount, which is the consideration established and agreed to by the related parties, unless otherwise noted.